Financial assets and liabilities - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 3,669,163	R$ 3,995,734
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(269,983)	(212,701)
Not due [member]
Disclosure of Trade Receivables [line items]
Trade receivables	3,393,659	3,615,094
Until 30 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	224,168	280,392
Overdue From 31 to 60 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	44,869	74,817
Overdue From 61 to 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	28,226	27,198
More than 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 248,224	R$ 210,934